Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2024
Document Effective Date	Aug. 01, 2024
Prospectus Date	Feb. 27, 2024
Innovator U.S. Equity Ultra Buffer ETF - August | Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus:
Trading Symbol	UAUG